Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff Costs [Line Items]
Directors’ remuneration	£ 1,143	£ 793	£ 549
Pension and other benefits	51	37	34
Directors’ remuneration & other benefits	1,194	830	583
Highest Paid Director
Staff Costs [Line Items]
Directors’ remuneration	739	601	378
Pension and other benefits	47	33	29
Directors’ remuneration & other benefits	£ 786	£ 634	£ 407